UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Total before Non- Controlling Interest	Total before Non- Controlling Interest Previously Reported	Total before Non- Controlling Interest Revision of Prior Period, Adjustment	Share Capital	Share Capital Previously Reported	Treasury Shares	Treasury Shares Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Contributed Surplus [1]	Contributed Surplus Previously Reported	[1]	Accumulated Other Comprehensive Loss [2]	Accumulated Other Comprehensive Loss Previously Reported	[2]	Accumulated Retained Losses	Accumulated Retained Losses Previously Reported	Accumulated Retained Losses Revision of Prior Period, Adjustment	Non-Controlling Interest	Non-Controlling Interest Previously Reported
Beginning balance at Dec. 31, 2020	$ 1,630,647			$ 1,292,523			$ 109,944		$ 0		$ 1,969,602			$ 200,000			$ (56,073)			$ (930,950)			$ 338,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	570,439			496,797																496,797			73,642
Dividends	(20,702)			0																			(20,702)
Employee stock compensation	2,017			2,017							2,017
Forfeiture of employee stock compensation	(135)			(135)							(135)
Restricted stock units							264				(264)
Repurchase of treasury shares	(20,495)			(20,495)					(20,495)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	12,812			0																			12,812
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,380			43,380													43,380
Other comprehensive loss	(3,035)			(3,035)													(3,035)
Ending balance at Jun. 30, 2021	2,214,928			1,811,052			110,208		(20,495)		1,971,220			200,000			(15,728)			(434,153)			403,876
Beginning balance at Dec. 31, 2021		$ 2,177,917			$ 1,730,650			$ 108,223		$ 0		$ 1,972,859			$ 200,000			$ (10,834)			$ (539,598)			$ 447,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	696,552
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Ending balance at Jun. 30, 2022	2,666,773			2,294,909			107,841		0		1,934,516			200,000			(10,746)			63,298			371,864
Beginning balance at Jan. 01, 2022	2,176,231		$ (1,686)	1,728,964		$ (1,686)	108,223		0		1,932,998		$ (39,861)	200,000			(10,834)			(501,423)		$ 38,175	447,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	696,552			575,214																575,214			121,338
Dividends	(25,305)			0																			(25,305)
Employee stock compensation	1,816			1,816							1,816
Forfeiture of employee stock compensation	(111)			(111)							(111)
Restricted stock units	0			0			187				(187)
Repurchase of treasury shares	(11,062)			(11,062)			(569)													(10,493)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	11,270			0																			11,270
Deconsolidation of lessor VIEs	(182,706)																						(182,706)
Other comprehensive loss	88			88													88
Ending balance at Jun. 30, 2022	$ 2,666,773			$ 2,294,909			$ 107,841		$ 0		$ 1,934,516			$ 200,000			$ (10,746)			$ 63,298			$ 371,864

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2022, and 2021, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $3.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.